Loss Before Income Tax	6 Months Ended
Jun. 30, 2020
Profit (loss) [abstract]
Loss Before Income Tax
18.	LOSS BEFORE INCOME TAX

a.	Other gains and losses

	For the six months ended June 30
	2019	2020
Net foreign exchange (losses) gains	$(110,880)	$303,350
(Loss) Gain on disposal of property, plant and equipment	(70,490)	359
Net loss on fair value changes of financial assets at fair value through profit or loss	—	(9,254)
Loss on lease modification	(64,287)	—
Others	8,313	96,980

	$(237,344)	$391,435

b.	Finance costs

	For the six months ended June 30
	2019	2020
Other interest expenses	$171,270	$274,124
Interest on government loans	218,725	213,681
Interest on loans from shareholders	—	169,707
Interest on lease liabilities	11,911	20,125

	$401,906	$677,637

c.	Depreciation and amortization

	For the six months ended June 30
	2019	2020
Right-of-use assets	$135,247	$132,913
Property, plant and equipment	118,521	16,130
Computer software	2,390	1,957

	$256,158	$151,000

All depreciation and amortization expenses are recorded as general and administrative expenses for the six months ended June 30, 2019 and 2020.

d.	Employee benefits expense

	For the six months ended June 30
	2019	2020
Short-term benefits	$2,767,625	$2,042,348
Post-employment benefits (Note 15)	203,330	123,693
Share-based payments (Note 21)
Equity-settled	76,648	—
Cash-settled	78,776	166,992

Total employee benefits expense	$3,126,379	$2,333,033

Employee benefits expense by function
General and administrative expenses	$2,243,140	$2,015,024
Research and development expenses	883,239	318,009

	$3,126,379	$2,333,033

e.	Employees’ compensation and remuneration of directors
Under the ASLAN Cayman’s Articles of Incorporation, ASLAN Cayman shall accrue employees’ compensation and remuneration of directors at the rates of no less than 0.1% and no higher than 1%, respectively, of profit before income tax, net of employees’ compensation and remuneration of directors.
ASLAN Cayman had accumulated deficits for the six months ended June 30, 2019 and 2020; therefore, no compensation for employees and remuneration of directors was accrued.